INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Released during the year			$ 4,786
Provision for inventories [Member]
Disclosure of other provisions [line items]
Opening provision at January 1	$ 7,543	$ 10,017	4,822
Charged during the year	480	2,561	6,390
Utilised during the year	(1,544)	(4,749)	(1,065)
Released during the year	(180)	(286)	(130)
Closing provision at December 31	$ 6,299	$ 7,543	$ 10,017